CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares		Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares		Mar. 31, 2017 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues	₨ 153,851	[1],[2]	$ 2,225	₨ 142,028	[1],[2]	₨ 140,809	[1],[2]
Cost of revenues	70,421		1,018	65,724		62,453
Gross profit	83,430		1,206	76,304		78,356
Selling, general and administrative expenses	48,890		707	46,910		46,372
Research and development expenses	15,607		226	18,265		19,551
Other income, net	(1,955)		(28)	(788)		(1,065)
Total operating expenses	62,542		904	64,387		64,858
Results from operating activities (A)	20,888		302	11,917		13,498
Finance income	2,280		33	2,897		1,587
Finance expense	(1,163)		(17)	(817)		(781)
Finance income, net (B)	1,117		16	2,080		806
Share of profit of equity accounted investees, net of tax	438		6	344		349
Profit before tax [(A)+(B)+(C)]	22,443		325	14,341		14,653
Tax expense	3,648		53	4,535		2,614
Profit for the year	₨ 18,795		$ 272	₨ 9,806		₨ 12,039
Earnings per share:
Basic earnings per share of Rs.5/- each | (per share)	₨ 113.28		$ 1.64	₨ 59.13		₨ 72.24
Diluted earnings per share of Rs.5/- each | (per share)	₨ 113.09		$ 1.64	₨ 59.00		₨ 72.09

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).